Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Number of States in which Entity Operates	8
Cash and Cash Equivalents, at Carrying Value, Total	$ 10,904	$ 59,837
Equity Method Investment, Other than Temporary Impairment	6,300	9,700
Equity Method Investments	0
Advertising Expense	$ 2,200	$ 1,800
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage	53.00%	50.00%
Other Current Assets [Member]
Debt Issuance Costs, Net, Total	$ 800
Current and Non-Current Portion of Long Term Debt [Member]
Debt Issuance Costs, Net, Total	100
Money Market Funds [Member]
Cash and Cash Equivalents, at Carrying Value, Total	$ 0
Seneca Food Plants [Member]
Number of Real Estate Properties	26